STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2019
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

14. STOCKHOLDERS’ EQUITY

Preferred shares

KAH was authorized to issue a total of 2,000,000 preferred shares of a par value of $0.0001 prior to the SPAC Transaction. There was no preferred share issued. On May 1, 2019, the Company passed a special resolution and removed the class of preferred shares.

Ordinary shares

KAH was authorized to issue a total of 200,000,000 ordinary shares of a par value of $0.0001 each prior to the SPAC Transaction. On May 1, 2019, the Company passed a special resolution and changed the authorized ordinary shares of the Company to 500,000,000 ordinary shares. Holders of the Company’s ordinary shares are entitled to one vote for each share.

Upon the consummation of the SPAC Transaction, there were  5,919,425 ordinary shares of KAH remain issued and outstanding.

In connection with the SPAC Transaction, KAH issued 3,300,000 Indemnity shares and 19,500,000 Earnout Shares to Renren, which are held in escrow, see Note 1(a) for details.

At the closing of the SPAC Transaction, KAH issued 750,000 units to E&A Callet Investment Limited ("E&A Callet") for US$7,500,  which consists of 750,000 ordinary shares, 375,000 Warrants, and Rights that converted into 75,000 ordinary shares at the same time.

At the closing of the SPAC Transaction, the convertible loan issued to Kunlun was automatically converted into 2,000,000 Units, which consists of 2,000,000 ordinary shares, 1,000,000 Warrants, and Rights that converted into 200,000 ordinary shares at the same time.

At the closing of the SPAC Transaction, the convertible loan issued to 58.com was automatically converted into 100,000 ordinary shares.

The outstanding Rights prior to the SPAC transaction were converted into 2,116,401 ordinary shares at the same time.

Warrants

As of December 31, 2019, there were 11,957,008 Warrants outstanding, which consist of 10,582,008 Warrants outstanding before the SPAC Transaction, 1,000,000 Warrants issued with units upon the conversion of convertible loan of Kunlun, and 375,000 Warrants issued with units for share subscription of E&A Callet.

Each whole Warrant that was issued with units in the initial public offering (“IPO”) of KAH in 2017 and issued with units to Kunlun upon the conversion of its convertible loan (“Public Warrant”) is exercisable for one ordinary share at a price of $11.50 per full share. Public Warrants may only be exercised for whole numbers of shares. The Public Warrants became exercisable on the date of the SPAC Transaction. If a registration statement covering the ordinary shares issuable upon exercise of the Public Warrants is not effective within 90 days following the SPAC Transaction, holders of Public Warrants may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise the Public Warrants on a cashless basis pursuant to an available exemption from registration under the Securities Act. In such event, each holder would pay the exercise price by surrendering the Public Warrants for that number of ordinary shares equal to the quotient obtained by dividing (x) the product of the number of ordinary shares underlying the Public Warrants, multiplied by the difference between the exercise price of the Public Warrants and the “fair market value” (defined below) by (y) the fair market value. The “fair market value” shall mean the average reported last sale price of the ordinary shares for the 10 trading days ending on the day prior to the date of exercise.

The Warrants issued with the units to KAH’s sponsor in the private placement in prior years (the “Private Warrant”) are identical to the Public Warrants except the Private warrants will be non-redeemable and may be exercised on a cashless basis, in each case so long as they continue to be held by the initial purchasers or their permitted transferees. The Warrants issued with the units to E&A Callet are identical to the Public Warrants except they are non-redeemable.

The Company may redeem the outstanding Warrants (excluding the Private Warrants and Warrant of E&A Callet), in whole and not in part, at a price of $0.01 per warrant:

•	at any time while the Warrants are exercisable,
•	upon a minimum of 30 days’ prior written notice of redemption,
•

if, and only if, the last sales price of the ordinary shares equals or exceeds $18.00 per share for any 20 trading days within a 30 trading day period ending three business days before the Company sends the notice of redemption, and

•

if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such Warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

If the Company calls the Warrants for redemption as described above, the management will have the option to require all holders that wish to exercise Warrants to do so on a “cashless basis.”

The Warrant was recognized as an equity instrument, which is classified within equity (deficit) as additional paid-in capital.

Options

There was a call option purchased by the IPO underwriter of KAH in 2017, which is exercisable at $10.00 per Unit to purchase up to 900,000 Units (or an aggregate exercise price of $9,000,000) commencing on the consummation of the SPAC Transaction. The option may be exercised for cash or on a cashless basis, at the holder's option, and expires five years from the effective date of the registration statement related to the initial public offering of KAH (i.e., expires by October 2022).